Seller Loan ID	Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category	Reviewer Loan ID
192456931	34235840	1fb1d61b-c258-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal not provided in file.		03/10/2020: Proteck report reflecting a value $XXX,XXX.XX which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides reflect maximum DTI of 43%, loan qualified with DTI of 35.51%. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 739. Years on Job Borrower has 25 years on job.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192522975	34235846	404c11fd-789d-4113-8d09-f2a14d5b1707	2880	Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.		03/05/2020: For this loan there is a suspense for the homeownership counseling disclosures however this is a refi and not a counseling loan. Will you please re-review and advise where you are seeing that this is required?03/05/2020: Audit reviewed Lenders response, however; HUD Homeownership Counseling Disclosure is required for Purchases and Refinances. Note: The Home Loan Tool Kit is required for purchases. Finding deemed non-material, loan will be graded a B for all agencies. Condition remains downgraded. 02/29/2020: Finding deemed non-material, loan will be graded a B for all agencies	LTV is lower than guideline maximum UW Guides reflect maximum 80% LTV, loan qualified with 36.69% LTV. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 700, loan qualified with FICO of 794. Years Self Employed Borrower has 38 years Self Employment	Acknowledged	2	2	B	B	B	B	B	B	B	B	B	B	Y
192522975	34235846	a36c8b82-0159-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Missing ARR property report.		3/10/2020: report provided supporting original appraised value.	LTV is lower than guideline maximum UW Guides reflect maximum 80% LTV, loan qualified with 36.69% LTV. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 700, loan qualified with FICO of 794. Years Self Employed Borrower has 38 years Self Employment	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192587927	34235839	8591f20b-b658-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing. Loan approved with PIW.		03/19/2020: Report received supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192587927	34235839			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192593578	34235841	642959b0-7a59-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing executed personal and business returns.		03/12/2020: Lender provided signed business returns. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 22.60 months reserves	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
192593578	34235841	818115a0-f058-ea11-bfd5-f4e9d4a75ba2	2789	Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		03/12/2020: Lender provided signed business returns. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 22.60 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192593578	34235841	ec5438d4-f058-ea11-bfd5-f4e9d4a75ba2	2788	Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.		03/04/2020: Audit re-analyzed the loan file, and has determined that XXXX/XXXX Tax Transcripts were located on page 364 of the original loan file. Tax transcripts obtained directly from the IRS (prior to Note date) were used in lieu of signed tax return and are deemed acceptable. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 22.60 months reserves	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
192593578	34235841	a084f184-7a59-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/19/2020: Report received supporting original appraised value.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 22.60 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192593578	34235841			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 22.60 months reserves	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192622597	34235811	9e00663e-4bef-4fa2-b952-c7e46c84f3c8	3254	Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		03/02/2020: Title agent license not required in MA. Condition Rescinded.		Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
192622597	34235811	58f42dda-b758-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192676816	34235801	28aefbd4-ae58-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192699171	34235837	10fbd6c7-bce5-4ff5-9f61-e76683fbf914	3186	Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure did not reflect any recording fees. Provide corrected CD and LOE to the Borrower.		03/04/2020: Lender provided LOE Title company does not charge a recording fee. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 95%, loan qualified with CLTV of 56.79%. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 16.90 months reserves. Years in Field Borrower has been in the same field 10 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192699171	34235837	f16ed325-a759-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to insufficient hazard insurance coverage.		03/11/2020: Updated binder provided. condition cleared.03/06/2020: Audit reviewed Lenders response, however; Please refer to Binder on page 884, coverage is $XXX.XX (Possibly a typo). Please provide updated coverage documentation with sufficient coverage to cover the rebuilt estimate of $XXX,XXX.XX. Condition remains.03/04/2020: Audit reviewed Lenders response, however; dwelling coverage on Binder is $XXX.XX. Please provide updated coverage documentation with sufficient coverage to cover the rebuilt estimate of $XXX,XXX.XX. Condition remains.	CLTV is lower than guideline maximum UW guides maximum CLTV is 95%, loan qualified with CLTV of 56.79%. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 16.90 months reserves. Years in Field Borrower has been in the same field 10 years.	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
192699171	34235837	3acf7ce7-6e59-ea11-bfd5-f4e9d4a75ba2	35	Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX . A cost estimator from the insurer was provided with rebuild cost of $XXX,XXX.XX. Additional conditions may apply.
03/05/2020: Sorry to be a pest but we cant get these file closed out with out your help ?? We asked for your insurance guidelines, per our insurance department the coverage for t his property is sufficient according to Freddie Mac. We XXXXXX guide or at least the feedback explaining why the reviewer is not considering the replacement cost? 03/11/2020: Updated binder provided.  condition cleared.03/06/2020: Audit reviewed Lenders response, however; Please refer to Binder on page 884, coverage is $XXX.XX (Possibly a typo). Please provide updated coverage documentation with sufficient coverage to cover the rebuilt estimate of $XXX,XXX.XX. Condition remains.03/04/2020: Audit reviewed Lenders response, however; dwelling coverage on Binder is $XXX.XX. Please provide updated coverage documentation with sufficient coverage to cover the rebuilt estimate of $XXX,XXX.XXX. Condition remains.
										CLTV is lower than guideline maximum UW guides maximum CLTV is 95%, loan qualified with CLTV of 56.79%. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 16.90 months reserves. Years in Field Borrower has been in the same field 10 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
192699171	34235837	8f08ee36-6e59-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/12/2020: Report received supporting original appraised value.	CLTV is lower than guideline maximum UW guides maximum CLTV is 95%, loan qualified with CLTV of 56.79%. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 16.90 months reserves. Years in Field Borrower has been in the same field 10 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192712378	34235818	3394d07e-675a-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates credit report (whichever is applicable) verifies 6 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Disposable Income is higher than guideline minimum UW Guides require $X.XX In disposable income, loan qualified with $XXXXX.XX in disposable income	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192735746	34235810	09b074da-d758-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.22% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192761537	34235843	d73cc830-e458-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report in file verifies over 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192763264	34235819	ac67f6f6-a15c-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria of Temporary Qualified Mortgage due to incomplete VVOE.		03/06/2020: Lender provided VVOE. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.54% FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 801	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
192763264	34235819	6c807bcd-a15c-ea11-bfd5-f4e9d4a75ba2	701	Credit		Failure to obtain Employment Verification	The lender must obtain a verbal verification to confirm borrowers employment within 10 calendar days prior to the note date • The lender must document conversation with the following; Name and title of the person who confirmed the employment for the lender, name and title of person who completed the verification for the employer, the date of the call, and the source of the phone number. The item required in the second bullet point was not provided. Missing the title of the lender's employee who documented verbal verification of employment for the borrower.		03/06/2020: Lender provided VVOE. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.54% FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 801	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192763264	34235819	cf14a34f-d058-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	The ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.54% FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 801	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192764987	34235774	421af0a9-a85c-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria of Temporary Qualified Mortgage due to incomplete VVOE.		03/06/2020: Lender provided VVOE. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706, Years in Field Borrower has 7 years in Field	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
192764987	34235774	f5e976bd-a85c-ea11-bfd5-f4e9d4a75ba2	701	Credit		Failure to obtain Employment Verification	The lender must obtain a verbal verification to confirm borrowers employment within 10 calendar days prior to the note date • The lender must document conversation with the following; Name and title of the person who confirmed the employment for the lender, name and title of person who completed the verification for the employer, the date of the call, and the source of the phone number. The item required in the second bullet point was not provided for the borrower. Missing the title of the lender's employee who documented verbal verification of employment for the Co-borrower.		03/06/2020: Lender provided VVOE. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706, Years in Field Borrower has 7 years in Field	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192764987	34235774	3e9c60fe-8559-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	The ARR report was not provided.		03/12/2020: Report received supporting original appraised value.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706, Years in Field Borrower has 7 years in Field	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192765664	34235783	03db088a-fb58-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report in file verifies over 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 768 Years in Primary Residence Borrower has resided in subject for 13.58 years	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192766615	34235785	ad5cf4a8-e758-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	The ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.49% FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 776	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192768909	33767896	c752b365-da5b-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to incomplete asset documentation.		03/04/2020: Lender provided additional bank statement. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
192768909	33767896	60499d56-f258-ea11-bfd5-f4e9d4a75ba2	33	Credit		Failure to obtain Asset Documentation	The AUS required depository assets to be documented with a verification of deposit or bank statements covering a two-month period. The loan file contains one month bank statement, required second month missing.		03/04/2020: Lender provided additional bank statement. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192768909	33767896	b071554f-f258-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing. Loan approved with PIW.		03/19/2020: Report received supporting original appraised value.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192768909	33767896			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192771969	34235825	cf6ecfb1-a358-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192773585	34153231	cbb91276-ba58-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided. Loan was approved Property Inspection Waiver.		03/19/2020: Report received supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192773585	34153231			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192774688	34235804	bd65c0d3-af42-4463-bbf7-641f1a3f4fe5	3217	Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		03/09/2020: Lender provided LOE, proof of delivery and PCCD with Estimated Taxes, Insurance and Assessments updated. Non-material per SFIG guidance, loan will be graded a B for all agencies. Condition downgraded.		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192774688	34235804	3c68acf1-4701-4c04-88fc-13a528cc1980	3218	Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as:Years 1-30 $X,XXX.XX, the calculated payment amount is Years: 1 - 30 Years: $X,XXX.XX. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		03/09/2020: Lender provided LOE, proof of delivery and PCCD with Estimated Taxes, Insurance and Assessments updated. Non-material per SFIG guidance, loan will be graded a B for all agencies. Condition downgraded.		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192774688	34235804	1fd64d6e-3d38-422a-80c9-f0ea165b2b9e	3295	Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		03/09/2020: Lender provided LOE, proof of delivery and PCCD with Estimated Taxes, Insurance and Assessments updated. Non-material per SFIG guidance, loan will be graded a B for all agencies. Condition downgraded.		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192774688	34235804	3969e99e-1a1d-4729-8997-efa20d448624	3250	Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final Closing Disclosure was completed in error for) required data under the Loan Disclosures section for the field titled Escrow Account. The CD reflects Monthly Escrow Payment of $XXX.XX and Escrowed Property Costs over Year of $X,XXX.XX vs. actual amounts of $XXX.XX and $XXX.XX, respectively. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide re-disclosed CD and letter of explanation.		03/09/2020: Lender provided LOE, proof of delivery and PCCD with Estimated Taxes, Insurance and Assessments updated. Non-material per SFIG guidance, loan will be graded a B for all agencies. Condition downgraded.		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192774688	34235804	c8aab2ce-6559-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192775710	34235805	49a7365f-6c59-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 744. Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192776429	34153299	e2229b58-715b-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of taxes and HOA for other property owned.		03/06/2020: Audit reviewed Lenders response. Condition rescinded.03/04/2020: Lender provided verification of taxes and business bank statement; however, unable to determine HOA fees for REO #1 from bank statement. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 764. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
192776429	34153299	19336026-2c5a-ea11-bfd5-f4e9d4a75ba2	1689	Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for REO property #1 on the final loan application.		03/06/2020: Audit reviewed Lenders response. Condition rescinded.03/04/2020: Lender provided a bank statement for borrower's business; however, the HOA fee for property #1 could not be determined using the bank statements. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 764. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
192776429	34153299	2f12c13f-2d5a-ea11-bfd5-f4e9d4a75ba2	1688	Credit		Missing Evidence of Taxes and Insurance	Evidence of Taxes for REO property #X on the final application not provided. Mortgage statement did not provide a breakdown of escrowed amounts and a copy of the tax billing was not provided.		03/06/2020: Audit reviewed Lenders response. Condition rescinded.03/04/2020: Lender provided verification of insurance and audit confirmed taxes on mortgage statement which reflects taxes disbursed amount that verifies annual taxes and that escrows on mortgage statement are for taxes only. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 764. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
192776429	34153299	cbb24446-c259-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing. Loan approved with PIW.		03/19/2020: Report received supporting original appraised value.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 764. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192776429	34153299			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 764. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192778172	34235813	cca4a6dc-b659-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR Report not provided in file.		03/19/2020: Report received supporting original appraised value.	LTV is lower than guideline maximum UW Guides reflect maximum 80% LTV, loan qualified with 73.54% LTV. DTI is lower than guideline maximum UW Guides reflect maximum DTI of 43%, loan qualified with DTI of 39.76%. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 793.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192781029	34153406	b28532ab-3c93-48df-8f3c-4615e8446418	3169	Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. No Cure.		03/04/2020: Lender provided Initial CD. Conditioned cleared.		Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
192781029	34153406	4feadd3d-803c-4b95-8025-9d76746b81e6	1665	Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		03/04/2020: Lender provided Home Loan Toolkit dated within 3 days of application date. Conditioned cleared.2/26/2020 : Finding deemed non-material, loan will be graded a B for all agencies.		Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Y
192781029	34153406	8e59c547-e558-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal Missing. Loan approved with PIW.		03/19/2020: Report received supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192781029	34153406			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
192783072	34153451	3b2f34ac-b95c-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing income documentation		03/06/2020: Lender provided WVOE for co-borrower. Condition cleared.	Years on Job Co-Borrower has 18 years on job per VVOE Years in Field Borrower has 6 years in job field per VVOE/WVOI Current Mortgage Payment is lower than previous payment Refinance reduces payment by 348/mo	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
192783072	34153451	9097254a-8859-ea11-bfd5-f4e9d4a75ba2	914	Credit		Missing income documentation	The Co-Borrower's income is required to be documented with paystubs and W2 or WVOE. The loan file contains only a employment letter. Copies of the Co-Borrower's paystub, W2 or WVOE are required to fulfill guidelines		03/06/2020: Lender provided WVOE for co-borrower. Condition cleared.	Years on Job Co-Borrower has 18 years on job per VVOE Years in Field Borrower has 6 years in job field per VVOE/WVOI Current Mortgage Payment is lower than previous payment Refinance reduces payment by 348/mo	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192783072	34153451	5e0c06c4-7759-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided. Loan approved with PIW.		03/19/2020: Report received supporting original appraised value.	Years on Job Co-Borrower has 18 years on job per VVOE Years in Field Borrower has 6 years in job field per VVOE/WVOI Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX/mo	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
192783072	34153451			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.	Years on Job Co-Borrower has 18 years on job per VVOE Years in Field Borrower has 6 years in job field per VVOE/WVOI Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX/mo	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
202788986	34235828	930548a6-8159-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202790659	34235789	3e11e527-8f59-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing. Loan approved with PIW.		03/19/2020: Report received supporting original appraised value.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 25 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report in file verifies over 99 months payment history with no late payments reported	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202790659	34235789			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 25 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report in file verifies over 99 months payment history with no late payments reported	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
202790722	34235797	c63ec69c-ae58-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	A ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.99% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 790 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202791745	34235792	f227d7ce-c25c-ea11-bfd5-f4e9d4a75ba2	3296	Compliance		Closing Disclosure document error	The final Closing Disclosure reflects borrower paid Title fees in section H. Title Fees paid by the borrower are required to be disclosed in Section B or C. Provide a letter of explanation and re-disclosure of the correct information.		03/06/2020: Lender provided LOE proof of delivery and PCCD with title fees moved from section H to section C. Non-material per SFIG guidance, loan will be graded a B for all agencies. Condition downgraded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
202791745	34235792	81d8424d-b75c-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria of Temporary Qualified Mortgage due to incomplete VOE.		03/06/2020: Lender provided employees name and title that obtained the VOE information. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
202791745	34235792	f7096d5e-b75c-ea11-bfd5-f4e9d4a75ba2	701	Credit		Failure to obtain Employment Verification	The lender must obtain a verification to confirm borrowers employment within 10 calendar days prior to the note date • The lender must document conversation with the following; Name and title of the person who confirmed the employment for the lender, name and title of person who completed the verification for the employer, the date of the call, and the source of the phone number. The item required in the second bullet point was not provided. Missing the title of the lender's employee who documented verification of employment for the borrower.		03/06/2020: Lender provided employees name and title that obtained the VOE information. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202791745	34235792	b335baae-8259-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided. Loan approved with PIW.		03/19/2020: Report received supporting original appraised value.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202791745	34235792			Property		Appraisal Not Provided	An Appraisal for the subject property was not provided.		5/12/20: File contains an Approved/Eligible AUS that allows a PIW to be used in lieu of an appraisal. Property will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
202792680	34235790	afc24381-0b59-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Missing Appraisal Review.		03/12/2020: Report received supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202801963	34235772	d956b151-625a-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Review Appraisal missing.		03/10/2020: An ARR was provided reflecting a value of $X,XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202802620	34235768	66f029ba-9659-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	A ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.31% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202811789	34235771	72d28a1a-695b-ea11-bfd5-f4e9d4a75ba2	2854	Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing co-borrower income documentation.		03/06/2020: Lender provided income documentation for the co-borrower. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 90.20 months reserves. Disposable Income is higher than guideline minimum UW guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income.	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
202811789	34235771	9ac47fba-7f59-ea11-bfd5-f4e9d4a75ba2	701	Credit		Failure to obtain Employment Verification	The Co-Borrower's income is required to be documented with the most recent 30 day YTD paystub and current year W2. The loan file does not contain any income documentation. File is missing all required income and employment documentation for the co-borrower.		03/06/2020: Lender provided income documentation for the co-borrower. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 90.20 months reserves. Disposable Income is higher than guideline minimum UW guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
202811789	34235771	4a7eacb9-5f5b-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/10/2020: An ARR was provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 90.20 months reserves. Disposable Income is higher than guideline minimum UW guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
1219364459	33607373	da78cf68-cd33-ea11-8f12-f4e9d4a75a52	76	Property		570 - Review Appraisal Missing	An AAR report was not provided.		01/27/2020: Report provided supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
1219459530	33607498	41a07452-34a7-4c5a-92f9-8dadf5fab3ff	3295	Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		01/17/2020: Uploading revised CD, Lox & proof of delivery 01/22/2020: Lender provided LOE, Mailing Label and PCCD with Taxes, Insurance & Assessments updated. Non-material per SFIG guidance, loan will be graded a B for all agencies. Condition remains downgraded.1/10/2020: Non-material per SFIG guidance, loan will be graded a B for all agencies		Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
1219459530	33607498	b0850a01-fa33-ea11-8f12-f4e9d4a75a52	3284	Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX as the Interest Rate has increased from 3.00% to 3.569%. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.		A COC is not required to increase the note rate. Please escalate, thank you! 01/22/2020: Audit reviewed Lenders response. Condition rescinded.		Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
1219459530	33607498	40f3d8e1-6587-44af-8245-d8a3985b2b71	2852	Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $XXX.XX.
02/10/2020: We respectfully disagree. As shown on the attached QM worksheet, the par rate of 3.747% is within 1% of the APOR of 3.720% so therefore all of the discount points are considered bona fide as they are less than 2% and can be excluded from the QM Points & Fees test. Please see attachment.See pg 634 QM worksheet. You can exclude 2 bona fide discount points ($X,XXX.XX), therefore the total fee precentage is under 3%. This was included within the loan stack 04/06/2020:  Copy of LOE to borrower with check and PCCD provided.  Proof of delivery included.  Condition cleared.
02/21/2020: Please provide your calculations used to determine the fees are not bonafide 02/19 The difference between the Par Rate 3.747% - the APOR 3.720% = 0.027% which allows to excluded up 2 bond fide discount points. 02/10/2020: We respectfully disagree. As shown on the attached QM worksheet, the par rate of 3.747% is within 1% of the APOR of 3.720% so therefore all of the discount points are considered bona fide as they are less than 2% and can be excluded from the QM Points & Fees test. Please see attachment.See pg 634 QM worksheet. You can exclude 2 bona fide discount points ($X,XXX.XX), therefore the total fee precentage is under 3%. This was included within the loan stack 02/28/2020: Audit reviewed lender response and the following is the audit calculation for Bona Fide Discount Points - Par Rate 3.747, APOR 3.720 for a variance of 0.027, Final Rate 3.569%, reduction in rate 0.18, Loan balance $XXX,XXX.XX and Discount Fee of $X,XXX.XX which is X.XX discount points.  Reduction in Rate Per Discount Point Charged is 0.13303438 which is less than the 0.15 required to be a benefit to the borrower.  Condition remains.02/24/2020: Audit reviewed lender response and the following is the audit calculation for Bona Fide Discount Points - Par Rate 3.747, APOR 3.720 for a variance of 0.027, Final Rate 3.569%, reduction in rate 0.18, Loan balance $XXX,XXX.XX and Discount Fee of $X,XXX.XX which is 1.34 discount points.  Reduction in Rate Per Discount Point Charged is 0.13303438 which is less than the 0.15 required to be a benefit to the borrower.  Condition remains.02/20/2020: Audit reviewed lender response and has determined the points are fees do not pass the test for benefit to the borrower; therefore, can not be considered bona fide.  Condition remains.02/11/2020: Audit reviewed Lenders response, however; the discount points do not pass bona fide discount points test. Condition remains 01/22/2020: Audit reviewed Lenders response, however; the discount points amount of $X,XXX.XX does not pass bona fide discount points test. Condition remains.
											Acknowledged	3	2	C	B	C	B	C	B	C	B	C	B	Y
1219459530	33607498	24d84fec-f833-ea11-8f12-f4e9d4a75a52	76	Property		570 - Review Appraisal Missing	A ARR report was not provided.		01/27/2020: Report provided supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
20361910680755	33149949	2530e989-2033-ea11-8f12-f4e9d4a75a52	2813	Compliance		Missing Changed Circumstance form	Missing corresponding COC for CD dated XX/XX/XXXX as the Loan Amount has changed from $XXXXXX to $XXXXXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.		01/22/2020: Audit reviewed Lenders response and documentation, however; Loan amount decreased on CD dated XX/XX/XXXX, rate increased and discount points increased. No valid COC. Please provide all Rate locks and documents for valid COC for points increasing. Additional conditions may apply. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years Self Employed Borrower has 15 years self employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.95%	Acknowledged	2	2	B	B	B	B	B	B	B	B	B	B	Y
20361910680755	33149949	f8bf2ae0-c133-ea11-8f12-f4e9d4a75a52	992	Credit		Invalid AUS	Invalid AUS due to DU Recommendation is Approve/Ineligible.		2/20/2020: Loan reviewed to Jumbo G/L's. AUS ineligible due to loan amount only. Finding Rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years Self Employed Borrower has 15 years self employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.95%	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
20361910680755	33149949	0010bf7b-1f33-ea11-8f12-f4e9d4a75a52	915	Credit		Missing asset documentation	Missing assets as listed on the application and required per AUS Item #26.		02/19/2020: Audit reviewed Lender's response, Lender provided the missing asset documents. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years Self Employed Borrower has 15 years self employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.95%	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
20361910680755	33149949	79d3ed2b-1f33-ea11-8f12-f4e9d4a75a52	914	Credit		Missing income documentation	Missing personal tax returns; required by AUS Item #13. Missing business tax returns; required by AUS Item #13.		02/19/2020: Audit reviewed Lender's response, Lender provided the personal business tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years Self Employed Borrower has 15 years self employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.95%	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
20361910680755	33149949	125dd9ef-2033-ea11-8f12-f4e9d4a75a52	76	Property		570 - Review Appraisal Missing	Missing a CDA report		1/15/2020: report provided supporting original appraised value.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years Self Employed Borrower has 15 years self employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.95%	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
25111906604994	33901597	f1878989-4f46-49c1-b68e-2c048dc13a25	3257	Compliance		Acknowledgement by all parties with a vested interest not documented	For rescindable transactions, each issuance of the Closing Disclosure should be provided separately to each consumer who has the right to rescind. Missing evidence that all Closing Disclosures prior to consummation were provided to the non-borrowing spouse.		02/12/2020: Audit reviewed lender response and has determined acknowledgment by all vested parties is not applicable for SFIG. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 236.40 months reserves General Comp Factor 1 Rental income for investment property not used for qualification	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Y
25111906604994	33901597	41ad9cc3-fb48-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		02/18/2020: report provided supporting original appraised value.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 236.40 months reserves General Comp Factor 1 Rental income for investment property not used for qualification	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
37301909666208	33437080	1bc78fc3-660c-4ddd-b189-4f99aeaecd4b	3175	Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX did not reflect a Verification with no resulting COC for any subsequent disclosures. Final CD reflects a Verification Fee of $XX.XX for a variance/refund required of $XX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		02/19/2020: Audit reviewed Lender's response, Lender provided the Post Closing CD, Letter of explanation, refund to cure and the proof of delivery to the borrower. Condition downgraded.	Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 777.70 months reserves. Full Documentation Loan is a Full Documentation loan.	Acknowledged	3	2	C	B	C	B	C	B	C	B	C	B	Y
37301909666208	33437080	e31b2458-3649-ea11-bfd5-f4e9d4a75ba2	701	Credit		Failure to obtain Employment Verification	Verification of the borrower’s business must be obtained within 120 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification of the borrower's business.		02/20/2020: Document provided. Condition cleared.02/20/2020: Audit reviewed Lender's response, Lender provided the Business license verifying the borrower's business, However additional information is required need to verify the Lender's employee name and title that completed the verification of the business. Condition remains.02/19/2020: Audit reviewed Lender's response, Lender advised borrower's income is from retirement and dividend income, however Schedule X income was used so a VOB is required. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 777.70 months reserves. Full Documentation Loan is a Full Documentation loan.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
37301909666208	33437080	b2bade1c-3549-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		02/18/2020: report provided supporting original appraised value.	Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 777.70 months reserves. Full Documentation Loan is a Full Documentation loan.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
37331905568280	34251914	1c6353d9-4e61-45f5-b497-a524dc5cfcd0	1665	Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		03/11/2020: Lender provided evidence borrower received the Home Loan Toolkit within 3 days of application date. Condition cleared.03/09/2020: Audit reviewed Lenders response, however; document received does not disclose borrower information. Please provide tracking details with verification when the Home Loan Toolkit was sent. Condition remains.		Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Y
37331905568280	34251914	b32ef178-6c59-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/11/2020: Proteck report reflecting a value $XXX,XXX.XX which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
40161911714649	33816661	cd4d3f13-a80b-4491-b14c-23fbd49d3e1a	2853	Compliance		Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage due to missing executed XXXX business tax returns.		02/19/2020: Audit reviewed Lender's response, Lender provided the missing signed XXXX business returns. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.50% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income. Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 83.1 months reserves.	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
40161911714649	33816661	aa10e966-0849-ea11-bfd5-f4e9d4a75ba2	14	Credit		Failure to obtain Title	A Copy of Title for the subject property was not provided.		02/19/2020: Audit reviewed Lender's response, Lender provided the Title report for the subject property. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.50% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income. Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 83.1 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
40161911714649	33816661	b36d11e8-0949-ea11-bfd5-f4e9d4a75ba2	2789	Credit		Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing a signed copy of the XXXX business tax returns.  A copy of the borrower's signed XXXX business tax returns is required in order for the loan to be classified as a Qualified Mortgage.
									02/19/2020: Audit reviewed Lender's response, Lender provided the missing signed XXXX business returns. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.50% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XXin disposable income. Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 83.1 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
40161911714649	33816661	e02bbf1f-0749-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		02/18/2020: report provided supporting original appraised value.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.50% Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income. Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 83.1 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
40561906602487	33603698	071e7600-974a-ea11-bfd5-f4e9d4a75ba2	2853	Compliance		Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage due to missing 2 years of signed tax returns with all schedules.		02/19/2020: Audit reviewed Lender's response, AUS did not require signed tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves	Cleared	3	1	C	A	C	A	D	A	C	A	C	A	Y
40561906602487	33603698	c0c0fc7b-964a-ea11-bfd5-f4e9d4a75ba2	914	Credit		Missing income documentation	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing signed copies of income tax returns for the last two years.		02/19/2020: Audit reviewed Lender's response, AUS did not required signed tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
40561906602487	33603698	ef58a6c3-8a4a-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	ARR was not provided.		02/18/2020: report provided supporting original appraised value.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.90 months reserves	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
40782001760109	34314492	2c63cc89-cd58-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	An ARR report was not provided.		03/11/2020: Report provided supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
43061909675739	34251916	70d401ce-8259-ea11-bfd5-f4e9d4a75ba2	3296	Compliance		Closing Disclosure document error	The Lender credit disclosed in Section L of the Post Closing Disclosure should be reflected in the Paid by Others column in Section G, or Section J of the Borrower’s final Closing Disclosure. Provide a letter of explanation and re-disclosure of the correct information.		03/12/2020: Proof of delivery received. Condition acknowledged. 03/11/2020: Audit reviewed Lenders response, however; Proof of delivery was not received. Condition remains.	DTI is lower than guideline maximum uw guides require a max DTI of 43% loan qualified with a DTI of 41.94% FICO is higher than guideline minimum uw guide require a min Fico of 680 loan qualified with a FICO of 798 LTV is lower than guideline maximum uw guides require a max LTV of 80% loan qualified with a LTV of 75%	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
43061909675739	34251916	15503948-d011-4d98-a5c1-0c7eb48ecce1	1608	Compliance		Loan Late Charge Parameters Exceeds State Thresholds	Loan Late Charge Parameters Exceeds State Thresholds
03/12/2020: Explanation of AL state limitations on late charges provide to borrower. Condition cleared. 03/11/2020: Audit reviewed the finding, and has determined that it appears the issue is the grace period on the loan and AL has late charge parameters that allow for 5% of the amount prepaid up to a maximum late charge of $XXX.XX. For consumer credit transactions subject to the Mini-Code,[1] when a payment is past due 10 days or more, the lender can collect a late charge up to 5% of the amount unpaid, or $XX on each late payment, whichever is greater, up to a maximum late charge of $XXX.XX Only one late charge is allowed for any late payment. [Ala. Code § 5-19-4(a).] The loan in question contains a late charge of 5% with no indication or language in the note capping at $XXX.XX or reference to the requirements of Ala. Code 5-19-4(a). Based on the payment amount of $X,XXX.XX x 5% = $XXX.XX which exceeds the maximum allowable late charge of $XXX.XX. A unilateral letter to the borrower (i.e., the letter does not need to be signed by the borrower) stating that it will not charge in excess of the Alabama limitations and with evidence of refund of any past overages is required. Note: Proof of delivery is required. Condition remains
										DTI is lower than guideline maximum uw guides require a max DTI of 43% loan qualified with a DTI of 41.94% FICO is higher than guideline minimum uw guide require a min Fico of 680 loan qualified with a FICO of 798 LTV is lower than guideline maximum uw guides require a max LTV of 80% loan qualified with a LTV of 75%	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
43061909675739	34251916	94349afa-e079-47e9-a4e1-934ee0194bf2	1672	Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure		03/12/2020: Finding deemed non-material, loan will be graded a B for all agencies. 03/11/2020: Audit reviewed Lenders response, however; Initial Escrow Account Disclosure is not signed and dated. Condition remains.	DTI is lower than guideline maximum uw guides require a max DTI of 43% loan qualified with a DTI of 41.94% FICO is higher than guideline minimum uw guide require a min Fico of 680 loan qualified with a FICO of 798 LTV is lower than guideline maximum uw guides require a max LTV of 80% loan qualified with a LTV of 75%	Acknowledged	2	2	B	B	B	B	B	B	B	B	B	B	Y
43061909675739	34251916	76aabdc5-8259-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Missing Review Appraisal Missing		3/11/2020: Report provided supporting original appraised value.	DTI is lower than guideline maximum uw guides require a max DTI of 43% loan qualified with a DTI of 41.94% FICO is higher than guideline minimum uw guide require a min Fico of 680 loan qualified with a FICO of 798 LTV is lower than guideline maximum uw guides require a max LTV of 80% loan qualified with a LTV of 75%	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
46071911719598	34251913	90531655-f7bf-49b7-b611-0e46a325ff0f	3278	Compliance		Funding occurred before RTC Expiration Date	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX not giving the Borrower a full 3 days rescission. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		03/09/2020: Lender provided Funding CD with disbursement date updated. Condition cleared.	Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.4 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX In disposable income, loan qualified with $XX,XXX.XX in disposable income	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
46071911719598	34251913	80c21155-8a59-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Third party valuation is missing.		03/11/2020: Report provided supporting original appraised value.	Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.4 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
48101908649921	34251911	e9b30084-9659-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Third party valuation not provided.		03/11/2020: Report provided supporting original appraised value.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
50041910685722	34314491	793c6548-2b5a-ea11-bfd5-f4e9d4a75ba2	3228	Compliance		Missing Loan Estimate / LE Not in File	The LE's dated XX/XX/XXXX and XX/XX/XXXX are missing from the loan file, and required to determine pricing change from rate lock extensions. No Cure		3/12/2020: Documents provided. Condition cleared	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 59 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Y
50041910685722	34314491	89e3e700-d859-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	Missing the Appraisal Risk Review.		03/11/2020: Report provided supporting original appraised value.	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 59 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
56061910695267	33876782	827c9820-ed48-ea11-bfd5-f4e9d4a75ba2	3326	Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		02/19/2020: Lender provided eConsent. Condition cleared.02/06/2020: This finding is deemed non-material and will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 778. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.50 months reserves Years Self Employed Borrower has 13 years self employment.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
56061910695267	33876782	bff8c0a4-fc48-ea11-bfd5-f4e9d4a75ba2	22	Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business #2 listed on final 1003 must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.		02/20/2020: Accepted by investor. XXXX income is a passthrough. There is no verification required. 02/20/2020: Audit reviewed lenders response, however; Please refer to item 5C on AUS and please provide third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 778. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.50 months reserves Years Self Employed Borrower has 13 years self employment.	Acknowledged	3	2	D	B	D	B	D	B	D	B	D	B	Y
56061910695267	33876782	4ee61790-8c48-ea11-bfd5-f4e9d4a75ba2	1684	Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		2/20/2020: document provided	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 778. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.50 months reserves Years Self Employed Borrower has 13 years self employment.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y
56061910695267	33876782	f406fab1-8c48-ea11-bfd5-f4e9d4a75ba2	76	Property		570 - Review Appraisal Missing	ARR report was not provided.		02/18/2020: report provided supporting original appraised value.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 778. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.50 months reserves Years Self Employed Borrower has 13 years self employment.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Y